Company level financial information - Condensed statement of profit or loss and other comprehensive income (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Condensed statement of profit or loss and other comprehensive income
Profit/(loss) for the period/year		¥ 639,743	¥ (1,429,447)	¥ (260,176)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of financial statements of foreign operations		40,494	(16,548)	6,361
Other comprehensive income/(loss) for the year		40,494	(16,548)	6,361
Total comprehensive (loss)/income for the year		680,237	(1,445,995)	¥ (253,815)
Parent company
Condensed statement of profit or loss and other comprehensive income
Profit/(loss) for the period/year	¥ 152,787	(11,625)	(1,581,674)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of financial statements of foreign operations	13,606	174,149	(191,443)
Other comprehensive income/(loss) for the year	13,606	174,149	(191,443)
Total comprehensive (loss)/income for the year	¥ 166,393	¥ 162,524	¥ (1,773,117)